Statements of Shareholders’ Equity (Deficit) - USD ($)	Total	Class A Ordinary Shares	Class F Ordinary Shares	Class F Ordinary Shares Forfeited on October 2, 2020	Class F Ordinary Shares Forfeited on November 20, 2020	Preferred Shares	Ordinary Shares Class A Ordinary Shares	Ordinary Shares Class F Ordinary Shares	Ordinary Shares Class F Ordinary Shares Forfeited on October 2, 2020	Ordinary Shares Class F Ordinary Shares Forfeited on November 20, 2020	Additional Paid-In Capital	Accumulated Deficit
Beginning Balance at Jul. 10, 2019	$ 0							$ 0			$ 0	$ 0
Beginning Balance, Shares at Jul. 10, 2019								0
Sale of Class F ordinary shares to Sponsor on August 12, 2019 at $0.001 per share	25,000							$ 2,000			23,000
Sale of Class F ordinary shares to Sponsor on August 12, 2019 at $0.001 per share, Shares								20,000,000
Net income (loss) attributable to ordinary shares	(8,494)											(8,494)
Ending Balance at Dec. 31, 2019	16,506							$ 2,000			23,000	(8,494)
Ending Balance, Shares at Dec. 31, 2019								20,000,000
Net income (loss) attributable to ordinary shares	0					$ 0	$ 0	$ 0			0	0
Ending Balance at Mar. 31, 2020	16,506							$ 2,000			23,000	(8,494)
Ending Balance, Shares at Mar. 31, 2020								20,000,000
Beginning Balance at Dec. 31, 2019	16,506							$ 2,000			23,000	(8,494)
Beginning Balance, Shares at Dec. 31, 2019								20,000,000
Class F ordinary shares forfeited by Sponsor (As Restated)				$ (706)	$ (169)				$ (706)	$ (169)
Class F ordinary shares forfeited by Sponsor, Shares (As Restated)									(7,062,500)	(1,687,500)
Common stock issued, value			$ 25,000
Adjustment to increase Class A ordinary shares subject to possible redemption to maximum redemption value as of December 31, 2020 (As Restated)	(41,707,437)										$ (23,000)	(41,684,437)
Net income (loss) attributable to ordinary shares	(33,316,784)	$ (26,653,427)	(6,663,357)									(33,316,784)
Ending Balance at Dec. 31, 2020	(75,008,590)							$ 1,125				(75,009,715)
Ending Balance, Shares at Dec. 31, 2020								11,250,000
Adjustment to increase Class A ordinary shares subject to possible redemption to maximum redemption value as of March 31, 2021	(6,763)											(6,763)
Net income (loss) attributable to ordinary shares	28,331,159	$ 22,664,927	$ 5,666,232									28,331,159
Ending Balance at Mar. 31, 2021	$ (46,684,194)							$ 1,125				$ (46,685,319)
Ending Balance, Shares at Mar. 31, 2021								11,250,000